Segment Information	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

C. Segment Information

The Company operates in one reportable segment and is engaged in the development, marketing, distribution and support of computer aided design and product data management and collaboration computer solutions. The Company’s operations are organized geographically with offices in the U.S. and foreign offices in Germany and Italy. Components of revenue and long-lived assets (consisting primarily of intangible assets, capitalized software and property, plant and equipment) by geographic location, are as follows (in thousands):

                                                                                                                Three Month Periods Ended

Revenue:	August 31, 2012	August 31, 2011
North America	$1,198	$1,088
Europe	333	395
Asia	166	130
Eliminations	(127)	(49)
Consolidated Total	$1,570	$1,564

Long Lived Assets:	As of August 31, 2012	As of May 31, 2012
North America	$4,845	$4,769
Europe	116	119
Consolidated Total	$4,961	$4,888

E.    SEGMENT INFORMATION

The Company operates in one reportable segment and is engaged in the development, marketing, distribution and support of computer aided design and product data management and collaboration computer solutions. The Company’s operations are organized geographically with offices in the U.S. and foreign offices in Germany and Italy. Components of revenue and long-lived assets (consisting primarily of intangible assets, capitalized software and property, plant and equipment) by geographic location, are as follows (in thousands):

	Years Ended
Revenue:	May 31, 2012	May 31, 2011
North America	$4,744	$5,263
Asia	577	610
Europe	1,765	1,724
Eliminations	(651)	(730)
Consolidated Total	$6,435	$6,867

Long-Lived Assets:	As of May 31, 2012	As of May 31, 2011
North America	$4,769	$4,618
Europe	119	144
Consolidated Total	$4,888	$4,762